Borrowings - Summary of Long-term Borrowings and Bonds (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 58,177	¥ 39,429
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	28,302	11,651
Long-term bank borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	13	375
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,957	2,664
Guaranteed bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	6,499	7,798
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	2,371
Guaranteed bonds [member] | JPY [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	3,158
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,606	1,787
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 17,429	¥ 11,996